Guarantees and commitments (Tables)	6 Months Ended
Jun. 30, 2022
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
2Q22 (CHF million)
Credit guarantees and similar instruments	2,306	1,494	3,800	3,722		25	2,070
Performance guarantees and similar instruments	4,826	3,061	7,887	6,613		44	3,943
Derivatives [2]	5,884	2,634	8,518	8,518		145	–	[3]
Other guarantees	4,283	2,221	6,504	6,494		71	3,650
Total guarantees	17,299	9,410	26,709	25,347		285	9,663
4Q21 (CHF million)
Credit guarantees and similar instruments	2,124	1,807	3,931	3,874		25	2,014
Performance guarantees and similar instruments	3,982	3,336	7,318	6,299		40	3,605
Derivatives [2]	5,374	3,547	8,921	8,921		289	–	[3]
Other guarantees	4,012	2,498	6,510	6,469		71	3,789
Total guarantees	15,492	11,188	26,680	25,563		425	9,408
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not significant.

Other commitments
Other commitments
	2Q22						4Q21
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,069	41	5,110	4,781		3,153	4,796	116	4,912	4,602		2,801
Irrevocable loan commitments [2]	24,326	97,182	121,508	117,542		54,120	22,959	99,600	122,559	118,281		55,766
Forward reverse repurchase agreements	239	0	239	239		239	466	0	466	466		466
Other commitments	133	287	420	420		4	121	275	396	396		8
Total other commitments	29,767	97,510	127,277	122,982		57,516	28,342	99,991	128,333	123,745		59,041
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 139,405 million and CHF 143,992 million of unused credit limits as of the end of 2Q22 and 4Q21, respectively, which were revocable at the Group's sole discretion upon notice to the client.

Bank
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received
6M22 (CHF million)
Credit guarantees and similar instruments	2,310	1,491	3,801	3,723		25	2,070
Performance guarantees and similar instruments	4,826	3,061	7,887	6,613		44	3,943
Derivatives [2]	5,884	2,634	8,518	8,518		145	–	[3]
Other guarantees	4,283	2,249	6,532	6,522		71	3,650
Total guarantees	17,303	9,435	26,738	25,376		285	9,663
2021 (CHF million)
Credit guarantees and similar instruments	2,124	1,807	3,931	3,874		25	2,014
Performance guarantees and similar instruments	3,982	3,336	7,318	6,299		40	3,605
Derivatives [2]	5,374	3,547	8,921	8,921		289	–	[3]
Other guarantees	4,012	2,498	6,510	6,469		71	3,789
Total guarantees	15,492	11,188	26,680	25,563		425	9,408
1 Total net amount is computed as the gross amount less any participations.
2
Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Bank had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments.

3 Collateral for derivatives accounted for as guarantees is not considered significant.

Other commitments
Other commitments
	6M22							2021
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received
Other commitments (CHF million)
Irrevocable commitments under documentary credits	5,069	41	5,110		4,781		3,153	4,796	116	4,912		4,602		2,801
Irrevocable loan commitments	24,326	97,182	121,508	[2]	117,542		54,120	22,959	99,600	122,559	[2]	118,281		55,766
Forward reverse repurchase agreements	239	0	239		239		239	466	0	466		466		466
Other commitments	133	287	420		420		4	121	275	396		396		8
Total other commitments	29,767	97,510	127,277		122,982		57,516	28,342	99,991	128,333		123,745		59,041
1 Total net amount is computed as the gross amount less any participations.
2
Irrevocable loan commitments do not include a total gross amount of CHF 139,485 million and CHF 144,079 million of unused credit limits as of the end of 6M22 and 2021, respectively, which were revocable at the Bank's sole discretion upon notice to the client.